Segment Information	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Information
We have one operating segment with operations primarily in the United States and Canada. Sales are assigned to geographic locations based on the location of customers. The 2012 revenue is being presented to conform with 2013 presentation in consideration of transfer pricing adjustments. Geographic information is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Revenue:
United States	$2,834	$3,343	$5,129	$6,150
Canada	1,404	1,617	2,174	2,619
Other countries	49	303	80	361
Total revenue	$4,287	$5,263	$7,383	$9,130

During the three months ended June 30, 2013 and 2012, three of our customers represented approximately 37% and 40%, respectively of revenues, one of which, A. Lassonde Inc., a Canadian DSD distributor, represented approximately 24% and 28%, respectively of revenue. During the six months ended June 30, 2013 and 2012, three of our customers represented approximately 36% and 39%, respectively of revenues, one of which, A. Lassonde Inc., a Canadian DSD distributor, represented approximately 22% and 25%, respectively of revenue.